Medical Claims and Related Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Medical Claims and Related Payables
NOTE 5. Medical Claims and Related Payables

Medical services expense represents costs incurred for medical services provided to members by physicians, hospitals and other ancillary providers for which the Company is financially responsible and that are paid either directly by the Company or by payors with whom the Company has contracted. Medical services expenses are recognized in the period in which services are provided and include estimates of claims that have been incurred but have either not yet been received, processed, or paid and as such, not reported.
Such estimates are developed using actuarial methods commonly used by health insurance actuaries that include a number of factors and assumptions including medical service utilization trends, changes in membership, observed medical cost trends, historical claim payment patterns and other factors. Generally, for the most recent months, the Company estimates claim costs incurred by applying observed medical cost trend factors to the average PMPM medical costs incurred in prior months for which more complete claims data are available.
Each period, the Company
re-examines
previously established medical claims payable estimates based on actual claim submissions and other changes in facts and circumstances. As more complete claims information becomes available, the Company adjusts its estimates and recognizes those changes in estimates in the period in which the change is identified. The difference between the estimated liability and the actual settlements of claims is recognized in the period in which the claims are settled. The Company’s medical claims payable balance represents management’s best estimate of its liability for unpaid medical costs as of June 30, 2021 and December 31, 2020. The Company uses judgment to determine the appropriate assumptions for developing the required estimates.
The following table presents the components of changes in medical claims and related payables (in thousands):

	June 30, 2021	December 31, 2020
Medical claims and related payables, beginning of the year	$164,161	$121,779
Components of incurred costs related to:
Current year	803,711	1,026,940
Prior years	(874)	(5,063)
Discontinued operations—current year	1,234	85,732
Discontinued operations—prior year s	(1,862)	(1,543)

	802,209	1,106,066

Claims paid related to:
Current year	(517,368)	(870,979)
Prior years	(144,260)	(94,868)
Discontinued operations—current year	(298)	(80,754)
Discontinued operations—prior year (1)	(3,463)	(17,083)

	(665,389)	(1,063,684)

Medical claims and related payables, end of the period	$300,981	$164,161

(1)	Includes $1.5 million that was disposed in February 2021.
Beginning and ending balances of medical claims and related payables disclosed above for December 31, 2020, include $1.1 million and $1.3 million, respectively, of claims liabilities that are presented as current liabilities held for sale and discontinued operations. As of June 30, 2021 and December 31, 2020, medical claims and related payables also include $1.0 million and $4.1 million, respectively, of claims liabilities associated with certain divested California businesses for which the Company has retained the liability for claims incurred prior to the date of divestiture.

NOTE 8. Medical Claims and Related Payables

Medical claims and related payables include estimates for amounts owed for claims incurred for services provided to members by various providers. Changes in amounts reported for medical claims related to prior years result from claims being paid at amounts different than originally estimated. Liabilities are continually reviewed and re-estimated
as information regarding actual claim payments becomes known. This information is compared to the originally established liability at year end. The following table presents the components
of changes in medical claims and related payables (in thousands):

	December 31,
	2020	2019	2018
Medical claims and related payables, beginning of the year	$121,779	$101,967	$89,799
Components of incurred costs related to:
Current yea r	1,026,940	728,610	415,074
Prior years	(5,063)	(3,236)	(2,405)
Discontinued operations—current year	85,732	125,795	165,358
Discontinued operations—prior years	(1,543)	(1,945)	3,196

	1,106,066	849,224	581,223

	December 31,
	2020	2019	2018
Claims paid related to:
Current year	(870,979)	(627,422)	(335,795)
Prior year s	(94,868)	(76,049)	(55,001)
Discontinued operations—current year	(80,754)	(108,531)	(142,242)
Discontinued operations—prior years	(17,083)	(17,410)	(36,017)

	(1,063,684)	(829,412)	(569,055)

Medical claims and related payables, end of the year	$164,161	$121,779	$101,967

Beginning and ending balances of medical claims and related payables disclosed above for December 31, 2020, include $1.1 million and $1.3 million, respectively, that are presented as current liabilities held for sale and discontinued operations. Beginning and ending balances of medical claims and related payables disclosed above for December 31, 2019, include $1.8 million and $1.1 million, respectively, of claims liabilities that are presented as current liabilities held for sale and discontinued operations. Beginning and ending balances of medical claims and related payables disclosed above for December 31, 2018, include $1.5 million and $1.8 million, respectively, of claims liabilities that are presented as current liabilities held for sale and discontinued operations. As of December 31, 2020, 2019, and 2018, medical claims and related payables also include $
4.1
 million, $
18.0
 million, and $19.4 million, respectively, of claims liabilities associated with certain divested California businesses for which the Company has retained the liability for claims incurred prior to the date of divestiture.